Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.31

Exception Level
Run Date - XXX

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	202405108	Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	Per guidelines, section 12.2.3.2, a lease is required for refinance transactions under the XXX. The appraisal (page 751) reflects that the subject property is XXX Occupied; however, does not include the lease terms. The loan file did not contain a lease for the subject property.	The lender provided a copy of the lease.	XXX: Remains. The guidelines section 6.2.1 * Refinance Transactions indicates Leases are required to be for a term of not less than XXX months. Expired Leases that have converted to XXX upon expiration are acceptable. Lease Terms may be demonstrated by the appraiser notation of lease agreements. The file did not include a copy of the lease to confirm it meets the requirements noted above, nor did the appraiser provided the dates of lease.

XXX: Resolved. The lender provided a copy of the lease.
XXX: Remains. The guidelines section 6.2.1 * Refinance Transactions indicates Leases are required to be for a term of not less than XXX months. Expired Leases that have converted to month-to-month upon expiration are acceptable. Lease Terms may be demonstrated by the appraiser notation of lease agreements. The file did not include a copy of the lease to confirm it meets the requirements noted above, nor did the appraiser provided the dates of lease.

XXX: Resolved. The lender provided a copy of the lease.

XXX	202405109			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Subject property appraised at $XXX with a Collateral Underwriter Risk Score of XXX without a secondary valuation to validate the value. A risk score of XXX or higher indicates a high potential of collateral risk.			XXX Resolved: Lender provided supporting AVM	XXX Resolved: Lender provided supporting AVM
XXX	202405112	Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	Per guidelines, section 5.1, there are to be no mortgage lates within the past XXX months. The credit report, page 516, reflects a late payment on a mortgage on XXX. The loan closed on XXX. The file included an approved exception (pg 942)	XXX% LTV is below the maximum XXX% LTV by XXX%.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
Borrower has owned subject investment property XXX years.
														XXXAcknowledged non material exception with compensating factors	XXX Acknowledged non material exception with compensating factors
XXX	202405625	Credit	Guidelines	Waived	Waived	XXX	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl W)	XXX Guidelines dated XXX p. 28 reflects gift funds are allowed if from an acceptable XXX. The letter from the borrower p. 23 and the gift letter p. 774 reflect the borrower as a XXX which is not listed as an acceptable XXX. As such the $XXX in represented gift funds are not acceptable and the borrower is short $XXX in acceptable verified assets to close. XXX Exception received for allowing use of gift by XXX. The compensating factors provided were XXX credit score, XXX% DTI, payment shock of XXX, reserves are XXX months XXX, residual income of $XXX monthly and same business for XXX years. Exception received to accept gift from XXX. Compensating factors are XXX credit score, XXX% DTI, payment shock of XXX, XXX months XXX, residual income of $XXX year stable employment history.	FICO score of XXX vs XXX per guidelines DTI of XXX% vs XXX% per guidelines Residual income is $XXX monthly vs $XXX required Reserves of XXX months vs XXX months required.	XXX: Remains. Lender provided guidelines highlighting the acceptable donor being a fiance, or domestic partner. the gift letter states XXX
XXX: Exception received for allowing use of gift by XXX. The compensating factors provided were XXX credit score, XXX% DTI, payment shock of XXX, reserves are XXX months XXX, residual income of $XXX monthly and same business for XXX years. Exception received to accept gift from XXX. Compensating factors are XXX credit score, XXX% DTI, payment shock of XXX, XXX months XXX, residual income of $XXX XXX year stable employment history.

XXX: Remains. Lender provided guidelines highlighting the acceptable XXX being a fiance, or XXX. the gift letter states XXX
XXX: Exception received for allowing use of gift by XXX. The compensating factors provided were XXX credit score, XXX% DTI, payment shock of XXX, reserves are XXX months XXX, residual income of $XXX monthly and same business for XXX years. Exception received to accept gift from XXX. Compensating factors are XXX credit score, XXX% DTI, payment shock of XXX, XXX months XXX, residual income of $XXX XXX year stable employment history.

XXX	202405627	Credit	Guidelines	Resolved	Resolved	XXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The transaction was an ineligible Non-Arm's Length Transaction with a XXX transfer prior to closing. The guidelines "Non-Arm’s Length Transactions," Sec. 4.4, state: family transfers are ineligible except in limited circumstances. With appropriate documentation, the XXX may be considered." The transfer was between the XXX to the borrower XXX, who held a XXX% membership percentage of the XXX. The transfer deed from the XXX to the borrower, page 422, was recorded after the application date. The loan file was missing XXX transfer documentation to determine that the transfer met the limited circumstances requirement.	The lender provided a statement which confirmed they did get the QCD before closing and received approval from manager XXX to proceed with the loan this way.	XXX: Remains. The lender provided a snippet of a typed request stating:XXX - We can proceed on this with a QCD to ur borrowers names and closing in the individual. THe catch is, with so many non borrowing members involved I'm asking we obtain the QCD prior to final approval to ensure all parties are on board and willing to transfer out of ownership. The XXX does not have a signature, who the statement was from and if this is was approved prior to closing by the XXX.

XXX: Resolved. The lender provided a statement which confirmed they did get the QCD before closing and received approval from  XXX to proceed with the loan this way.

XXX: Remains. The lender provided a XXX of a typed request stating: XXX - We can proceed on this with a QCD to ur borrowers names and closing in the individual. THe XXX is, with so many non borrowing members involved I'm asking we obtain the QCD prior to final approval to ensure all parties are on board and willing to transfer out of ownership. The XXX does not have a signature, who the statement was from and if this is was approved prior to closing by the underwriter.

XXX: Resolved. The lender provided a statement which confirmed they did get the QCD before closing and received approval from XXX to proceed with the loan this way.

XXX	202405629			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Appraisal Product that verifies the Appraisal Value within XXX% tolerance.			XXX - AVM provided. Issue resolved.	XXX - AVM provided. Issue resolved.
XXX	202405632			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XXX% tolerance			XXX Lender provided updated CDA to support value within XXX%	XXX Lender provided updated CDA to support value within XXX%
XXX	202405633			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file is missing third party valuation product to support the appraisal value within XXX% tolerance of $XXX.
XXX	202405634			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Angel Oak Investor Cash Flow underwriting guidelines (page 8) dated XXX states that form 1004 is required as well as CU score of XXX. The loan contained form 1004 and CU score of XXX. The file did not contain additional review as needed.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months. Borrower has owned and managed several investment properties.		XXX - Client provided updated AVM within XXX% of initial value.	XXX - Client provided updated AVM within XXX% of initial value.
XXX	202405634			Credit	Credit	Waived	Waived	XXX	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	Angel Oak approved exception in file on page 582 for XXX% LTV on this file. Max is XXX% exception to approve XXX loans for borrower approved at max XXX% LYV. Total under $XXX. no other exceptions granted.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months. Borrower has owned and managed several investment properties.		XXX Acknowledged Exception in file. Compensating factors are present.	XXX Acknowledged Exception in file. Compensating factors are present.
XXX	202405634			Credit	Eligibility	Waived	Waived	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Angel Oak approved exception in file on page 582 for XXX% LTV on this file. Max is XXX% exception to approve XXX loans for borrower approved at max XXX% LYV. Total under $XXX. no other exceptions granted.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months. Borrower has owned and managed several investment properties.		XXX Acknowledged Exception in file. Compensating factors are present.	XXX Acknowledged Exception in file. Compensating factors are present.
XXX	202405634			Credit	Eligibility	Waived	Waived	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl W)	Angel Oak approved exception in file on page 582 for XXX% LTV on this file. Max is XXX% exception to approve XXX loans for borrower approved at max XXX% LYV. Total under $XXXno other exceptions granted.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months. Borrower has owned and managed several investment properties.		XXX Acknowledged Exception in file. Compensating factors are present.	XXX Acknowledged Exception in file. Compensating factors are present.
XXX	202405635			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Section 2.2 of the guidelines requires a secondary appraisal product to support the appraised value. The CU score provided is XXX. There was no additional documentation provided that supports the appraised value.			Client provided updated valuation to support original appraisal	Client provided updated valuation to support original appraisal
XXX	202405637			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XXX% tolerance			Client provided updated valuation to support original appraisal.	Client provided updated valuation to support original appraisal.
XXX	202405638			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Appraisal Product that verifies the Appraisal Value within XXX% tolerance.			XXX Client provided updated valuation to support value within XXX%	XXX Client provided updated valuation to support value within XXX%
XXX	202405640	Credit	Credit Worthiness	Resolved	Resolved	XXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than XXX months (Lvl R)	Per guidelines, section 5.4, at least one trade line must be a primary residential mortgage reporting for a minimum of XXX months. The credit report, page 272, reflects a mortgage trade line opened in XXX, reported for XXX months. Per the application, page 78, the borrower has resided at his current address for XXX months. The file did not documentation to reflect XXX months of mortgage history.	DSCR ratio of XXX exceeds the minimum requirement of XXX by .XXX points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
Attached please find the property information for XXX or the borrower's current residence. The property records show that the home was purchase XXX so it was almost exactly one year of residency at time of application - XXX. The home was purchased with a mortgage whose first payment would not have been due until XXX. However, no payment was due in XXXso, this will qualify as a XXX payment history.
Gap credit updates to XXX. Therefore, with no payment due XXX and last payment made XXX, a XXX months is represented with the XXX report
													1003 updated to reflect XXX year at current address	XXX: Resolved. The lender provided Gap credit updates to XXX. Therefore, with no payment due XXX and last payment made XXX, a XXX months is represented with the Gap report	XXX: Resolved. The lender provided Gap credit updates to XXX. Therefore, with no payment due XXX and last payment made XXX, a XXX months is represented with the XXX report
XXX	202405640			Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	Per guidelines, section 3.1.3, the borrower must be the XXX or XXX% owner of the business for business funds to be used for down payment, closing costs, and reserves. Bank statements, page 18, from XXX reflect an account, dated XXX, in the name of XXX; however, the file does not contain documentation reflecting that the borrower is XXX% owner or XXX.		Attached please find the info on managing members per the XXX of State. Our borrower is the XXX.	XXX: Resolved. The lender provided evidence the borrower is the XXX.	XXX: Resolved. The lender provided evidence the borrower is the XXX.
XXX	202405642			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file did not include a third party review to support the appraised value of $XXX.		XXX - Client provided updated valuation supporting original value.
XXX	202405643			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	No documentation was provided to support the appraised value of $XXX.			XXX: Issue Resolved. Copy of desk review from XXX provided	XXX: Issue Resolved. Copy of desk review from XXX provided
XXX	202405645			Valuation	ValuationWaterfall	Active	2: Acceptable with Warnings	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl 2)	The file did not include a third party review to support the appraised value of $XXX.			Appraisal subject to XXX Reps and Warrants	Appraisal subject to XXX Reps and Warrants
XXX	202405647			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Per the guidelines, section 2.2 appraisal review process, a secondary appraisal product to support the appraisal value is required. The secondary appraisal product is missing from the loan file.			Client provided updated Desk Review to support original appraised value.	Client provided updated Desk Review to support original appraised value.
XXX	202405648			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The file did not include a third party review to support the appraised value of $XXX.			Client provided updated CDA to support original appraised value.	Client provided updated CDA to support original appraised value.
XXX	202405649			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing third party valuation product to support the appraisal value within XXX% tolerance
XXX	202405650	Credit	Guidelines	Active	2: Acceptable with Warnings	XXX	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The guidelines 2.6.1 Eligible property types for Condominiums requires subject unit to have at least XXX square feet of living space. Per the Appraisal subject unit has XXX gross living area (page 596). The subject property does not meet the minimum required living space. Borrower purchasing Studio XXX in a high rise XXX complex in XXX, HI through a 1031 Exchange.	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.
XXX mortgage history for XXX months on primary residence.
XXX mortgage history for XXX months on additional property.
XXX% LTV is below the maximum XXX% LTV by XXX%	The lender provided an approved exception.	XXX: Finding remains. The lender provided an LOX and a XXX of the appraisal. The lender stated their unit is over XXX sq ft. The area that was highlighted was the price per square foot ($XXX). The full appraisal in the file (pg 596) shows the square footage to be XXX which does not meet guideline requirements.

XXX: Remains. Final grade XXX Borrower has history of rental property. XXX is a XXX.

XXX: Exception acknowledged. Finding remains. Final grade XXX The subject property square footage is XXX, the minimum required is XXX.

XXX: Exception acknowledged. Finding remains. Final grade XXX. The subject property square footage is XXX, the minimum required is XXX.	XXX: Finding remains. The lender provided an LOX and a snippet of the appraisal. The lender stated their unit is over XXX sq ft. The area that was highlighted was the price per square foot ($XXX). The full appraisal in the file (pg 596) shows the square footage to be XXX which does not meet guideline requirements.

XXX: Remains. Final grade XXX. Borrower has history of XXX. XXX is a XXX.

XXX: Exception acknowledged. Finding remains. Final grade XXX. The subject property square footage is XXX, the minimum required is XXX.

															XXX: Exception acknowledged. Finding remains. Final grade XXX The subject property square footage is XXX, the minimum required is XXX.
XXX	202405652	Credit	Doc Issue	Resolved	Resolved	XXX	XXX Missing	* XXX Missing (Lvl R)	The XXX is missing from the loan file.	The lender provided the executed XXX.	XXX: Remains. The lender provided the prepayment addendum to the note. The prepayment rider to the mortgage is missing.

XXX: Remains. The lender provided the prepayment to the Note which is not executed. The XXX to the mortgage is missing.

XXX: Remains. The lender provided the prepayment to the Note which is not executed. The prepayment rider to the mortgage is missing.

XXX: Resolved. The lender provided the XXX.

XXX: Remains. The lender provided the prepayment addendum to the note. The XXX to the mortgage is missing.

XXX: Remains. The lender provided the prepayment to the Note which is not executed. The XXX to the mortgage is missing.

XXX: Remains. The lender provided the prepayment to the Note which is not executed. The XXX to the mortgage is missing.

XXX: Resolved. The lender provided the executed XXX.